Alger Concentrated Equity Fund Average Annual Total Returns - Class A C Shares [Member]		12 Months Ended	21 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	23.73%		15.32%	18.13%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	12.04%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		26.59%	33.38%
Performance Inception Date	Apr. 04, 2024
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.84%	31.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.50%	25.28%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		31.53%	36.49%
Performance Inception Date	Apr. 04, 2024